Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
The Company has evaluated events and transactions occurring after December 31, 2025 through the date the consolidated financial statements were authorized for issuance.
Share Purchase Agreement with Gold Sino

The Company entered into a Share Purchase Agreement (the “SPA”) with Gold Sino on March 11, 2026, the Company’s largest shareholder that holds 31.4% of the Company’s total outstanding shares, pursuant to which Gold Sino agreed to make a new equity investment (the “New Equity Investment”) in the amount of approximately $16.7 million in the Company. The SPA was approved by the audit committee and board of directors of the Company. The New Equity Investment will be the first equity investment secured by Mr. Yin Chung Yao, a director of the Company and an affiliate of Gold Sino, pursuant to the undertaking he provided to the Company’s lenders led by Mega Bank as announced by the Company on September 16, 2025. Pursuant to the SPA, the New Equity Investment will comprise of 5,300,000 newly issued ordinary shares, par value $0.002 per share, of the Company’s ordinary shares to be subscribed by Gold Sino for a total subscription price of $16.7 million, reflecting a per share subscription price of $3.15, which is a ten percent discount to the 30-day Variable Weighted Average price as of March 6, 2026. Upon completion of the New Equity Investment, Gold Sino holds 49% of the Company’s total outstanding shares.
Second Supplemental Agreement to the Syndicated Credit Facility Agreement
On March 4, 2026, the Company entered into a second supplemental agreement with Mega Bank to amend the 2022 Syndicated Loan. The amendment primarily removes or relaxes certain undertakings and financial covenants and modifies certain information reporting requirements under the facility, among others. In connection with the amendment, Mr. Yin Chung Yao, a director of the Company, provided the undertaking to the lenders, pursuant to which Mr. Yin committed to procuring equity investments in the Company with an aggregate investment amount of NT$2,500 million by December 31, 2026, and the Company provided a separate undertaking to confirm that no less than NT$1,500 million of such equity investment amount will be injected into Gogoro Network Taiwan.